SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

June 30, 2020 (Unaudited)

Shares		Value

Common Stocks — 91.76%
Consumer Discretionary — 9.82%
9,170	Bright Horizons Family Solutions, Inc.*	$1,074,724
11,720	Columbia Sportswear Co.	944,398
47,990	Core-Mark Holding Co., Inc.	1,197,590
12,330	Dorman Products, Inc.*	826,973
24,140	Gentherm, Inc.*	939,046
45,310	G-III Apparel Group Ltd.*	602,170
9,100	LCI Industries	1,046,318
13,990	Monro, Inc.	768,611
17,910	Tractor Supply Co.	2,360,359

		9,760,189

Consumer Staples — 1.32%
8,750	Casey’s General Stores, Inc.	1,308,300

Energy — 0.31%
36,760	Matador Resources Co.*	312,460

Financials — 8.16%
16,320	Eagle Bancorp, Inc.	534,480
17,410	FirstCash, Inc.	1,174,827
12,470	Kinsale Capital Group, Inc.	1,935,469
32,760	PRA Group, Inc.*	1,266,501
19,760	Raymond James Financial, Inc.	1,360,081
13,180	RLI Corp.	1,082,078
7,100	Signature Bank	759,132

		8,112,568

Health Care — 22.92%
7,840	Bio-Techne Corp.	2,070,309
26,114	Cantel Medical Corp.	1,155,022
10,910	Charles River Laboratories International, Inc.*	1,902,158
10,890	Haemonetics Corp.*	975,308
21,680	HealthEquity, Inc.*	1,271,966
14,290	Henry Schein, Inc.*	834,393
14,940	Integer Holdings Corp.*	1,091,367
23,650	Integra LifeSciences Holdings Corp.*	1,111,314
41,740	Merit Medical Systems, Inc.*	1,905,431
21,900	NuVasive, Inc.*	1,218,954
38,250	PetIQ, Inc.*	1,332,630
30,640	Prestige Consumer Healthcare, Inc.*	1,150,838
10,420	STERIS Plc	1,598,845
9,950	Varian Medical Systems, Inc.*	1,219,074
7,330	Waters Corp.*	1,322,332
11,540	West Pharmaceutical Services, Inc.	2,621,542

		22,781,483

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

Industrials — 13.42%
19,460	Applied Industrial Technologies, Inc.	$1,214,110
15,390	ESCO Technologies, Inc.	1,300,917
17,180	Helios Technologies, Inc.	639,955
20,830	IAA, Inc.*	803,413
18,180	ICF International, Inc.	1,178,609
9,950	Landstar System, Inc.	1,117,485
15,420	Mercury Systems, Inc.*	1,212,937
10,700	MSC Industrial Direct Co., Inc., Class A	779,067
5,840	Teledyne Technologies, Inc.*	1,815,948
37,060	TriMas Corp.*	887,587
15,360	Westinghouse Air Brake Technologies Corp.	884,275
19,300	Woodward, Inc.	1,496,715

		13,331,018

Information Technology — 30.33%
22,680	Altair Engineering, Inc., Class A*	901,530
16,450	Badger Meter, Inc.	1,035,034
17,800	Bottomline Technologies (DE), Inc.*	903,706
28,260	Brooks Automation, Inc.	1,250,222
28,440	Diodes, Inc.*	1,441,908
21,640	Envestnet, Inc.*	1,591,406
18,670	ePlus, Inc.*	1,319,596
54,570	Evo Payments, Inc., Class A*	1,245,833
20,610	ExlService Holdings, Inc.*	1,306,674
5,970	F5 Networks, Inc.*	832,696
9,960	Globant SA*	1,492,506
11,700	Inphi Corp.*	1,374,750
10,490	Jack Henry & Associates, Inc.	1,930,475
6,390	Littelfuse, Inc.	1,090,326
13,660	Manhattan Associates, Inc.*	1,286,772
27,250	Mimecast Ltd.*	1,135,235
16,470	Novanta, Inc.*	1,758,502
19,890	RealPage, Inc.*	1,293,049
21,330	SPS Commerce, Inc.*	1,602,309
4,640	Tyler Technologies, Inc.*	1,609,523
9,740	WEX, Inc.*	1,607,197
8,310	Zebra Technologies Corp., Class A*	2,126,944

		30,136,193

Materials — 4.54%
12,130	AptarGroup, Inc.	1,358,317
12,480	Balchem Corp.	1,183,853
19,160	HB Fuller Co.	854,536
11,740	Reliance Steel & Aluminum Co.	1,114,478

		4,511,184

Real Estate — 0.94%
7,690	CoreSite Realty Corp., REIT	930,951

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

Total Common Stocks		91,184,346

(Cost $69,427,659)

Investment Company — 0.79%
785,223	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	$785,223

Total Investment Company		785,223

(Cost $785,223)

Total Investments		$91,969,569
(Cost $70,212,882) — 92.55%
Other assets in excess of liabilities — 7.45%		7,406,312

NET ASSETS — 100.00%		$99,375,881

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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